ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES (Details textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Property plant and equipment	$ 7,932,562		$ 7,174,693
Other financial liabilities	$ 6,049,790		$ 4,581,875
Weighted average borrowing rate		4.82%
Accumulated earnings of sublease		$ 107
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Percentage of Hedging from Effectiveness Tests	125.00%
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Percentage of Hedging from Effectiveness Tests	80.00%
Increase Decrease On Application of IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Property plant and equipment		252,085
Other financial liabilities		$ 249,317